Loss per Share - Summary of Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Earnings per share [line items]
Loss for the year, attributable to the shareholders of the parent	$ (31,283)	$ (55,911)	$ (43,289)	$ (68,341)
Weighted average number of ordinary shares, Basic	629,121,235	601,195,247	626,823,384	599,884,824
Weighted average number of ordinary shares, Diluted	629,121,235	601,195,247	626,823,384	599,884,824
Weighted average number of ADS (1 ADS representing 20 ordinary shares)	31,456,062	30,059,762	31,341,169	29,994,241
Basic loss per share, U.S. $	$ (0.05)	$ (0.09)	$ (0.07)	$ (0.11)
Diluted loss per share, U.S. $	(0.05)	(0.09)	(0.07)	(0.11)
Basic loss per ADS, U.S. $	(0.99)	(1.86)	(1.38)	(2.28)
Diluted loss per ADS, U.S. $	$ (0.99)	$ (1.86)	$ (1.38)	$ (2.28)
Ordinary Shares
Earnings per share [line items]
Weighted average number of ordinary shares, Basic	629,121,235	601,195,247	626,823,384	599,884,824
Weighted average number of ordinary shares, Diluted	629,121,235	601,195,247	626,823,384	599,884,824